SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance For Uncollectible Receivables) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	$ 82,000
Allowance for Uncollectible Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance
Charge-offs prior to recording allowance April 30, 2020
Initial recording of allowance, April 30, 2020	556,000
Charge-offs	(132,768)
Recoveries	(91,840)
COVID 19 rent abatements reclassed to reduce rental income	(249,392)
Ending Balance	82,000
Bad Debt Expense as a Reduction to Rent Revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	118,238
Charge-offs prior to recording allowance April 30, 2020	40,292	118,238
Initial recording of allowance, April 30, 2020	556,000
Charge-offs
Recoveries	(91,840)
COVID 19 rent abatements reclassed to reduce rental income	(249,392)
Ending Balance	$ 255,060	$ 118,238